Group information - Additional Information (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Aug. 01, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			R$ 1,440	R$ 325	R$ 1,265
Agilize Tecnologia S.A.
Disclosure of detailed information about business combination [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	R$ 8,523
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Group's equity interest			75.60%	75.60%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Group's equity interest			50.00%	50.00%
STEF S.A
Disclosure of detailed information about business combination [line items]
Group's equity interest		100.00%	100.00%	0.00%
Cappta S.A.
Disclosure of detailed information about business combination [line items]
Group's equity interest			0.00%	59.60%
FIDC ACR FAST
Disclosure of detailed information about business combination [line items]
Group's equity interest			100.00%	0.00%
FIDC ACR FAST | Associates
Disclosure of detailed information about business combination [line items]
Group's equity interest			100.00%